Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2023
Entity File Number	000-56048
Entity Registrant Name	ECCO AUTO WORLD CORPORATION
Entity Central Index Key	0001686515
Entity Tax Identification Number	30-0943638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit C, 4/F, China Insurance Building
Entity Address, Address Line Two	48 Cameron Road
Entity Address, City or Town	Tsim Sha Tsui, Kowloon
Entity Address, Country	HK
City Area Code	+852 8134 5953
Local Phone Number	8134 5953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EAWC
Entity Emerging Growth Company	false